Trade and other receivables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Decrease In trade receivables	€ 3,372
Receivables divested without recourse	1,745	€ 2,212
Receivables from joint ventures in exploration and production activities	1,365	1,645
Other receivables	1,802	2,338
Trade and other current receivables	16,551	20,840
Counterparty risk mitigation	3,493	5,744
Receivables from natural gas and electricity distributors		309
Prepayments for services and suppliers	358	278
Receivables from factoring companies	6	193
Miscellaneous current receivables from other counterparties	753
Net trade receivables	13,184	16,556
Gas take-or-pay contracts
Trade and other receivables
Other receivables	231	239
Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,338)	(2,954)
Financial assets past due but not impaired | Acciaierie d'Italia (ex-ILVA) | Gas take-or-pay contracts
Trade and other receivables
Trade and other current receivables	75	373
Defaulted receivables
Trade and other receivables
Trade and other current receivables	2,269	1,777
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(1,668)	(2,176)
US Dollars
Trade and other receivables
Trade and other current receivables	6,041
Euro
Trade and other receivables
Trade and other current receivables	9,915
Nigeria | NAOC Ltd | Assets held for sale
Trade and other receivables
Receivables from joint ventures in exploration and production activities	236
Egyptian state oil companies
Trade and other receivables
Net trade receivables	1,156
Nigerian National Oil Company | Nigeria | NAOC Ltd | Assets held for sale
Trade and other receivables
Receivables from joint ventures in exploration and production activities	472	475
PDVSA | Venezuela
Trade and other receivables
Other receivables	600	566
Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	(625)
Increase (decrease) through other movements, financial assets	493	(17)
Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	160	166
Utilizations	(140)	(37)
Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	342	253
Utilizations	(485)	(758)
Trade and other receivables | NAOC Ltd | Assets held for sale | Defaulted receivables | Accumulated impairment
Trade and other receivables
Increase (decrease) through other movements, financial assets	662
Global Gas & LNG Portfolio
Trade and other receivables
Decrease In trade receivables	3,889
Receivables divested without recourse	297
Global Gas & LNG Portfolio | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	160
Global Gas & LNG Portfolio | Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	23	70
Plenitude & Power
Trade and other receivables
Decrease In trade receivables	267
Receivables divested without recourse	157
Plenitude & Power | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	182
Utilizations against charges	126
Plenitude & Power | Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	78	61
Plenitude & Power | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	90	99
Exploration & Production
Trade and other receivables
Decrease In trade receivables	620
Exploration & Production | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	90
Utilizations against charges	59
Exploration & Production | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	238	€ 122
Enilive, Refining and Chemicals [member]
Trade and other receivables
Decrease In trade receivables	103
Receivables divested without recourse	€ 1,291